LEGAL DISCLOSURE (Narrative) (Details) - Dec. 31, 2020	ARS ($)	CAD ($)
Quilmes [Member]
Disclosure of geographical areas [line items]
Claims against Evolution for dismantling towers	$ 1,489,005	$ 29,780